Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022		Sep. 30, 2021
Segment and Geographic Information [Abstract]
Net revenue		¥ 319,773	¥ 316,998	¥ 621,650		¥ 666,902
Unrealized gain on investments in equity securities held for operating purposes		(1,815)	1,868	(4,664)		5,239
Consolidated net revenue	[1]	317,958	318,866	616,986	[2]	672,141	[2]
Non-interest expenses		286,474	300,399	573,769		575,141
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		286,474	300,399	573,769		575,141
Income before income taxes		33,299	16,599	47,881		91,761
Unrealized gain on investments in equity securities held for operating purposes		(1,815)	1,868	(4,664)		5,239
Consolidated income before income taxes		¥ 31,484	¥ 18,467	¥ 43,217	[2]	¥ 97,000	[2]

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Includes losses arising from the U.S. Prime Brokerage Event.